Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2017
Investment In Associates And Joint Ventures [Line Items]
Disclosure Of Detailed Information Of Investments In Subsidiaries And Associates Explanatory

As at December 31, 2017 and 2016, this account consists of:

	2017	2016
	(in million pesos)
Carrying value of investments in associates:
MediaQuest PDRs	10,835	12,647
Digitel Crossing, Inc., or DCI	510	238
Phunware	384	384
Appcard	234	234
Asia Outsourcing Beta Limited, or Beta	78	855
AF Payments, Inc., or AFPI	—	407
ACeS International Limited, or AIL	—	—
Asia Netcom Philippines Corp., or ANPC	—	—
	12,041	14,765
Carrying value of investments in joint ventures:
VTI, Bow Arken and Brightshare	32,550	26,962
Philippines Internet Holding S.à.r.l., or PHIH	1,539	1,538
Beacon Electric Asset Holdings, Inc., or Beacon	—	13,593
ECommerce Pay Holding S.à.r.l., or Ecommerce Pay	—	—
	34,089	42,093
Total carrying value of investments in associates and joint ventures	46,130	56,858

Changes in the cost of investments for the years ended December 31, 2017 and 2016 are as follows:

	2017	2016
	(in million pesos)
Balance at beginning of the year	57,465	41,150
Additions during the year	5,633	27,993
Disposals	(11,612)	(11,692)
Translation and other adjustments	1	14
Balance at end of the year	51,487	57,465

Changes in the accumulated impairment losses for the years ended December 31, 2017 and 2016 are as follows:

	2017	2016
	(in million pesos)
Balance at beginning of the year	1,892	1,888
Additional impairment	2,225	—
Translation and other adjustments	1	4
Balance at end of the year	4,118	1,892

Disclosure Of Changes In Accumulated Equity Share In Net Earnings Of Associates And Joint Ventures Explanatory

Changes in the accumulated equity share in net earnings (losses) of associates and joint ventures for the years ended December 31, 2017 and 2016 are as follows:

	2017	2016
	(in million pesos)
Balance at beginning of the year	1,285	9,441
Realized portion of deferred gain on the transfer of Beacon and Manila Electric Company, or Meralco, shares	4,962	4,962
Equity share in net earnings (losses) of associates and joint ventures:	2,906	1,181
Beta	2,050	396
Beacon	886	2,089
DCI	71	62
VTI, Bow Arken and Brightshare	55	(1,027)
PHIH	1	(58)
MediaQuest PDRs	(27)	(102)
AFPI	(130)	(127)
ECommerce Pay	—	(52)
Reversal of impairment	201	—
Share in the other comprehensive loss of associates and joint ventures accounted for using the equity method	(312)	(91)
Dividends	(791)	(4,389)
Disposals	(9,610)	(9,617)
Translation and other adjustments	120	(202)
Balance at end of the year	(1,239)	1,285

Summary of Sale of Beacon's Meralco Shares to MPIC

Sale of PCEV’s Beacon Common and Preferred Shares to MPIC

PCEV has entered to the following Share Purchase Agreement with MPIC:

Date	Number of Shares Sold	Selling Price	Deferred Gain Realized
	(in millions)
June 6, 2012	282 Preferred Shares	Php3,563	Php2,012
May 30, 2016	646 Common shares and 458 Preferred Shares	26,200	4,962
June 13, 2017	646 Common shares and 458 Preferred Shares	21,800	4,962

Vega Telecom Inc. [Member]
Investment In Associates And Joint Ventures [Line Items]
Summarized Financial Information of Joint Ventures

The table below presents the summarized financial information of VTI as at December 31, 2017 and 2016,  for the year ended December 31, 2017 and for the seven months ended December 31, 2016:

	2017	2016
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	77,694	76,127
Current assets	2,807	3,126
Noncurrent liabilities	11,373	13,003
Current liabilities	1,936	12,327
Equity	67,192	53,923
Carrying amount of interest in VTI	32,550	26,962
Additional Information:
Cash and cash equivalents	1,961	2,182
Current financial liabilities*	—	—
Noncurrent financial liabilities*	—	—
*	Excluding trade, other payables and provisions.

	2017	2016
	(in million pesos)
Income Statements:
Revenues	2,352	1,189
Depreciation and amortization	1,168	842
Interest income	28	18
Interest expense	—	2
Provision for (benefit from) income tax	(42)	158
Net income (loss)	110	(2,055)
Other comprehensive income	—	—
Total comprehensive income (loss)	110	(2,055)
Equity share in net income (loss) of VTI	55	(1,027)

Beacon Electric Asset Holdings, Inc. [Member]
Investment In Associates And Joint Ventures [Line Items]
Summarized Financial Information of Joint Ventures

The table below presents the summarized financial information of our individually immaterial investments in joint ventures as at December 31, 2017 and 2016 and for the years ended December 31, 2017, 2016 and 2015:

	2017	2016
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	1	—
Current assets	145	378
Equity	146	377
Noncurrent liabilities	—	—
Current liabilities	—	1

	2017	2016	2015
	(in million pesos)
Income Statements:
Revenues	—	—	—
Net income (loss)	—	(164)	9
Other comprehensive income	—	—	—
Total comprehensive income (loss)	—	(164)	9

Summary of Investment in Beacon Shares

Since 2010, PCEV made the following investments in Beacon:

Date	Transaction	Number of Shares	Total Consideration
		(in millions)	(in millions)
March 30, 2010	PCEV subscription to Beacon Common Shares	1,157 Beacon Common Shares	Php23,130(1)
October 25, 2011	PCEV transfer of remaining Meralco Common Shares to Beacon(2)	69 Meralco Common Shares	15,136
	PCEV subscription to Beacon Preferred Shares	1,199 Beacon Class “A” Preferred Shares	15,136
January 20, 2012	PCEV subscription to Beacon Common Shares	135 Beacon Common Shares	2,700
May 30, 2016	PCEV subscription to Beacon Class “B” Preferred Shares	277 Beacon Class “B” Preferred Shares	3,500
September 9, 2016	Beacon redemption of Class “B” Preferred Shares held by PCEV	198 Beacon Class “B” Preferred Shares	2,500
April 20, 2017	Beacon redemption of Class “B” Preferred Shares held by PCEV	79 Beacon Class “B” Preferred Shares	1,000

(1)	PCEV transferred 154 million Meralco shares at a price of Php150.00 per share or an aggregate amount of Php23,130 million on May 12, 2010.
(2)	The transfer of the Meralco shares were implemented through a special block sale/cross sale in the PSE.

Summary of Dividends Declared

A summary of Beacon’s dividend declarations are shown below:

Date of Declaration	Date of Payment	Holders	Amount	Share of PCEV
			(in millions)
March 6, 2017	March 10, 2017	Class “A” Preferred	Php945	Php236
April 20, 2017	April 25, 2017	Class “A” Preferred	945	236
April 20, 2017	April 25, 2017	Class “B” Preferred	192	43
June 13, 2017	July 31, 2017	Class “A” Preferred	1,273	318
Total dividends declared as at December 31, 2017			Php3,355	Php833

March 31, 2016	July 29, 2016	Class “A” Preferred	Php945	Php473
June 30, 2016	July 29, 2016	Class “A” Preferred	1,485	743
July 14, 2016	July 29, 2016	Common	6,056	3,028
August 12, 2016	August 30, 2016	Common	289	144
September 9, 2016	September 30, 2016	Class “B” Preferred	21	21
Total dividends declared as at December 31, 2016			Php8,796	Php4,409

Summary of Sale of Beacon's Meralco Shares to MPIC

Sale of Beacon’s Meralco Shares to MPIC

Beacon has entered into the following Share Purchase Agreements with MPIC:

Date	Number of Shares Sold	% of Meralco Shareholdings Sold	Price Per Share	Total Price	Deferred Gain Realized(1)
	(in millions)			(in millions)	(in millions)
June 24, 2014	56.35	5%	Php235.00	Php13,243	Php1,418
April 14, 2015	112.71	10%	235.00	26,487	2,838

(1)	Since Beacon sold the shares to an entity not included in the PLDT Group, PCEV realized portion of the deferred gain which was recognized when the Meralco shares were transferred to Beacon.

Satventures, Inc. [Member]
Investment In Associates And Joint Ventures [Line Items]
Summarized Financial Information of Associates

The table below presents the summarized financial information of Satventures as at December 31, 2017 and 2016, and for the years ended December 31, 2017, 2016 and 2015:

	2017	2016
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	20,055	21,295
Current assets	2,820	2,296
Noncurrent liabilities	3,292	4,645
Current liabilities	5,253	4,620
Equity	14,330	14,326
Carrying amount of interest in Satventures	9,171	9,169
Additional Information:
Cash and cash equivalents	1,211	374
Current financial liabilities*	397	393
Noncurrent financial liabilities*	2,097	2,357
*	Excluding trade, other payables and provisions.

	2017	2016	2015
	(in million pesos)
Income Statements:
Revenues	6,650	5,925	5,211
Depreciation and amortization	772	1,217	1,332
Interest income	3	2	2
Interest expense	249	259	207
Provision for (benefit from) income tax	71	(46)	(534)
Net income (loss)	4	(344)	(290)
Other comprehensive income	—	—	—
Total comprehensive income (loss)	4	(344)	(290)
Equity share in net income (loss) of Satventures	3	(220)	(186)

Hastings Holdings, Inc. [Member]
Investment In Associates And Joint Ventures [Line Items]
Summarized Financial Information of Associates

The table below presents the summarized financial information of Hastings as at December 31, 2017 and 2016, and for the years ended December 31, 2017 and 2016 and for the seven months ended December 31, 2015:

	2017	2016
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	1,803	6,891
Current assets	2,360	2,251
Noncurrent liabilities	151	506
Current liabilities	336	1,748
Equity	2,377	4,969
Carrying amount of interest in Hastings	1,664	3,478
Additional Information:
Cash and cash equivalents	1,304	1,128
Current financial liabilities*	—	500
Noncurrent financial liabilities*	—	—
*	Excluding trade, other payables and provisions.

	2017	2016	2015
	(in million pesos)
Income Statements:
Revenues	2,129	2,394	1,580
Depreciation and amortization	153	153	89
Interest income	12	18	10
Interest expense	19	19	11
Provision for income tax	22	70	69
Net income (loss)	(43)	169	157
Other comprehensive income	—	—	—
Total comprehensive income (loss)	(43)	169	157
Equity share in net income (loss) of Hastings	(30)	118	110

Individually immaterial investments in associates [Member]
Investment In Associates And Joint Ventures [Line Items]
Summarized Financial Information of Associates

The following tables present the summarized financial information of our individually immaterial investments in associates as at December 31, 2017 and 2016, and for the years ended December 31, 2017, 2016 and 2015:

	2017	2016
	(in million pesos)
Statements of Financial Position:
Noncurrent assets	349	1,905
Current assets	595	584
Equity	799	2,063
Noncurrent liabilities	66	278
Current liabilities	79	148

	2017	2016	2015
	(in million pesos)
Income Statements:
Revenues	107	1,960	2,059
Net income	59	526	81
Other comprehensive loss	(1)	—	—
Total comprehensive income	58	526	81